Financial risk management - Disclosure Of Detailed Information About Foreign Exchange Risk Position Of Group (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Assets
Cash and due from banks	S/ 9,818,711	S/ 13,193,411	S/ 17,104,465
Inter-bank funds	524,915	296,119	30,002
Financial investments	26,721,991	22,787,598	24,547,294
Loans, net	46,520,382	45,502,998	43,005,583
Due from customers on acceptances	40,565	45,809	152,423
Other accounts receivable and other assets, net	1,404,581	1,435,567
Insurance and reinsurance contract assets	26,287	34,053
Total assets	85,057,432	83,295,555
Liabilities
Deposits and obligations	49,188,234	48,530,708	48,897,944
Inter-bank funds	119,712	30,012	0
Due to banks and correspondents	9,025,930	7,100,646	8,522,849
Bonds, notes and other obligations	5,551,629	7,906,303	8,389,672
Due from customers on acceptances	40,565	45,809	S/ 152,423
Insurance contract liabilities	12,207,536	11,231,321
Other accounts payable, provisions and other liabilities	3,201,591	2,830,330
Total liabilities	79,335,197	77,675,129
Forwards position, net	5,722,235	5,620,426
Currency swaps position, net	5,722,235	5,620,426
Cross currency swaps position, net	5,722,235	5,620,426
Options position, net	5,722,235	5,620,426
Monetary position, net	5,722,235	5,620,426
US Dollar [member]
Assets
Cash and due from banks	6,745,220	10,205,093
Inter-bank funds	55,660
Financial investments	7,090,138	6,860,558
Loans, net	14,131,543	13,507,125
Due from customers on acceptances	40,565	45,809
Other accounts receivable and other assets, net	242,935	303,720
Insurance and reinsurance contract assets	166	1,032
Total assets	28,306,227	30,923,337
Liabilities
Deposits and obligations	18,277,393	19,187,300
Inter-bank funds	63,081
Due to banks and correspondents	2,342,325	645,706
Bonds, notes and other obligations	5,049,942	7,257,098
Due from customers on acceptances	40,565	45,809
Insurance contract liabilities	3,997,075	4,240,359
Other accounts payable, provisions and other liabilities	1,272,832	1,229,952
Total liabilities	31,043,213	32,606,224
Forwards position, net	13,533	62,898
Currency swaps position, net	13,533	62,898
Cross currency swaps position, net	13,533	62,898
Options position, net	13,533	62,898
Monetary position, net	13,533	62,898
Soles [member]
Assets
Cash and due from banks	2,710,275	2,404,942
Inter-bank funds	469,255	296,119
Financial investments	19,569,726	15,884,533
Loans, net	32,388,839	31,995,873
Other accounts receivable and other assets, net	1,161,624	1,131,459
Insurance and reinsurance contract assets	26,121	33,021
Total assets	56,325,840	51,745,947
Liabilities
Deposits and obligations	30,420,832	28,843,457
Inter-bank funds	56,631	30,012
Due to banks and correspondents	6,683,605	6,454,940
Bonds, notes and other obligations	501,687	649,205
Insurance contract liabilities	8,210,461	6,990,962
Other accounts payable, provisions and other liabilities	1,928,716	1,599,519
Total liabilities	47,801,932	44,568,095
Forwards position, net	5,647,601	5,513,634
Currency swaps position, net	5,647,601	5,513,634
Cross currency swaps position, net	5,647,601	5,513,634
Options position, net	5,647,601	5,513,634
Monetary position, net	5,647,601	5,513,634
Other currencies [member]
Assets
Cash and due from banks	363,216	583,376
Financial investments	62,127	42,507
Other accounts receivable and other assets, net	22	388
Total assets	425,365	626,271
Liabilities
Deposits and obligations	490,009	499,951
Other accounts payable, provisions and other liabilities	43	859
Total liabilities	490,052	500,810
Forwards position, net	61,101	43,894
Currency swaps position, net	61,101	43,894
Cross currency swaps position, net	61,101	43,894
Options position, net	61,101	43,894
Monetary position, net	61,101	43,894
Forward contract [member] | US Dollar [member]
Liabilities
Forwards position, net	(631,449)	(1,993,217)
Currency swaps position, net	(631,449)	(1,993,217)
Cross currency swaps position, net	(631,449)	(1,993,217)
Options position, net	(631,449)	(1,993,217)
Monetary position, net	(631,449)	(1,993,217)
Forward contract [member] | Soles [member]
Liabilities
Forwards position, net	505,661	2,074,784
Currency swaps position, net	505,661	2,074,784
Cross currency swaps position, net	505,661	2,074,784
Options position, net	505,661	2,074,784
Monetary position, net	505,661	2,074,784
Forward contract [member] | Other currencies [member]
Liabilities
Forwards position, net	125,788	(81,567)
Currency swaps position, net	125,788	(81,567)
Cross currency swaps position, net	125,788	(81,567)
Options position, net	125,788	(81,567)
Monetary position, net	125,788	(81,567)
Currency swap contract [member] | US Dollar [member]
Liabilities
Forwards position, net	951,864	1,384,495
Currency swaps position, net	951,864	1,384,495
Cross currency swaps position, net	951,864	1,384,495
Options position, net	951,864	1,384,495
Monetary position, net	951,864	1,384,495
Currency swap contract [member] | Soles [member]
Liabilities
Forwards position, net	(951,864)	(1,384,495)
Currency swaps position, net	(951,864)	(1,384,495)
Cross currency swaps position, net	(951,864)	(1,384,495)
Options position, net	(951,864)	(1,384,495)
Monetary position, net	(951,864)	(1,384,495)
Cross currency swaps position, net [member] | US Dollar [member]
Liabilities
Forwards position, net	2,430,155	2,354,679
Currency swaps position, net	2,430,155	2,354,679
Cross currency swaps position, net	2,430,155	2,354,679
Options position, net	2,430,155	2,354,679
Monetary position, net	2,430,155	2,354,679
Cross currency swaps position, net [member] | Soles [member]
Liabilities
Forwards position, net	(2,430,155)	(2,354,679)
Currency swaps position, net	(2,430,155)	(2,354,679)
Cross currency swaps position, net	(2,430,155)	(2,354,679)
Options position, net	(2,430,155)	(2,354,679)
Monetary position, net	(2,430,155)	(2,354,679)
Options position, net [member] | US Dollar [member]
Liabilities
Forwards position, net	(51)	(172)
Currency swaps position, net	(51)	(172)
Cross currency swaps position, net	(51)	(172)
Options position, net	(51)	(172)
Monetary position, net	(51)	(172)
Options position, net [member] | Soles [member]
Liabilities
Forwards position, net	51	172
Currency swaps position, net	51	172
Cross currency swaps position, net	51	172
Options position, net	51	172
Monetary position, net	S/ 51	S/ 172